Leases - Summary of detailed information about undiscounted lease payments to be received after the reporting date (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	£ 44
Finance leases	137
Undiscounted lease payments receivable	181	£ 141	£ 158
Unearned finance income	(16)
Net investment in finance lease receivable	121
Less than one year [Member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	3
Finance leases	21
Undiscounted lease payments receivable	24	21	24
One to two years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	5
Finance leases	23
Undiscounted lease payments receivable	28	18	24
Two to three years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	5
Finance leases	23
Undiscounted lease payments receivable	28	20	18
Three to four years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	5
Finance leases	23
Undiscounted lease payments receivable	28	21	18
Four to five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	5
Finance leases	24
Undiscounted lease payments receivable	29	20	18
More than five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	21
Finance leases	23
Undiscounted lease payments receivable	£ 44	£ 41	£ 56